Share-Based Payment Compensation Liability - - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2024 USD ($) shares $ / shares	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	Mar. 31, 2022 shares
Shared Based Payment Compensation Liability [Line Items]
Liabilities | $	$ 1,173.6	$ 993.4
Replacement Long Term Incentive Plan Awards [Member]
Shared Based Payment Compensation Liability [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	2,776,868	3,059,643	2,776,868			3,232,628
Number of other equity instruments granted in share-based payment arrangement | shares	0
Number of instruments other equity instruments settled value | $		$ 4.6
Replacement Long Term Incentive Plan Awards [Member] | Share Based Payment Compensation Liability [Member]
Shared Based Payment Compensation Liability [Line Items]
Loss (gain) on earn out liability | $	$ 1.2	$ (12.7)
Number of other equity instruments outstanding in share-based payment arrangement | shares	2,776,868		2,776,868
Estimated fair value of other equity instruments outstanding in a share based payment arrangement | $ / shares			$ 8.49
Liabilities	$ 31.9		$ 23.6	$ 33.5	$ 24.7